Accounting Policies (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Expected Cumulative Effect of Change on Equity or Net Assets	$ 10